Segment reporting (Tables)	3 Months Ended
Mar. 31, 2021
Operating Segments [Abstract]
Segment As Adjusted EBITDA
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended March 31,
		2021	2020
	Note	€m	€m
Profit for the period		49.3	47.4
Taxation		14.4	17.4
Net financing costs	7	40.3	12.0
Depreciation & amortization		16.8	17.8
EBITDA		120.8	94.6
Acquisition purchase price adjustments		2.3	—
Exceptional items	6	10.8	20.6
Other add-backs		3.6	4.7
Adjusted EBITDA		137.5	119.9

External Revenue by Geography
External revenue by geography

	For the three months ended March 31,
	2021	2020
	€m	€m
United Kingdom	195.4	202.4
Italy	127.7	125.8
Germany	114.5	111.2
France	51.7	52.1
Sweden	39.8	44.5
Austria	38.3	34.8
Norway	31.5	31.0
Spain	18.6	23.7
Rest of Europe	89.9	57.4
Total external revenue by geography	707.4	682.9